Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000173018 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000173018 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000173018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%	[1]
C000173018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[1]
C000173018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[1]
C000173018 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000173018 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000173018 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000173018 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173018 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000193700 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
C000193700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.50%	[2]
C000193700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[2]
C000193700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[2]
C000193700 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000193700 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000193700 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
C000193700 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000193700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209930 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[3]
C000209930 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%	[3]
C000209930 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000209930 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.40%
C000209930 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000248462 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000248462 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[4]
C000248462 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000248462 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	80.20%	[4]
C000248462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.70%
C000248462 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.30%
C000248462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248462 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000248462 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248462 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248462 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.60%
C000248462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.00%
C000248462 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248462 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248462 [Member] | One Thousand Par Or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%
C000248462 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000248463 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[5]
C000248463 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[5]
C000248463 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000248463 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[5]
C000248463 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[5]
C000248463 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[5]
C000248463 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248463 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000248463 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000248463 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000248463 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248463 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000248463 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000248464 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000255190 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[6]
C000255190 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[6]
C000255190 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[6]
C000255190 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[6]
C000255190 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[6]
C000255190 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180107 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000180107 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[7]
C000180107 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	69.80%	[7]
C000180107 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[7]
C000180107 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[7]
C000180107 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000180107 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000180107 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000180107 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000180107 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000248461 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[8]
C000248461 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000248461 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[8]
C000248461 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[8]
C000248461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[8]
C000248461 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000248461 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000248461 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000248461 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[8]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.